Document and Entity Information	0 Months Ended
Jul. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jul. 31, 2013
Registrant Name	Strategic Funds, Inc.
Central Index Key	0000737520
Amendment Flag	false
Document Creation Date	Jul. 31, 2013
Document Effective Date	Jul. 31, 2013
Prospectus Date	Jul. 01, 2013
Dreyfus Select Managers Small Cap Value Fund | Class A
Risk/Return:
Trading Symbol	DMVAX
Dreyfus Select Managers Small Cap Value Fund | Class C
Risk/Return:
Trading Symbol	DMECX
Dreyfus Select Managers Small Cap Value Fund | Class I
Risk/Return:
Trading Symbol	DMVIX
Dreyfus Select Managers Small Cap Value Fund | Class Y
Risk/Return:
Trading Symbol	DMVYX